787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

February 14, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Gabelli Utility Trust
Investment Company Act File No. 811-09243

Ladies and Gentlemen:

On behalf of The Gabelli Utility Trust (the “Fund”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission the Fund’s Registration Statement on Form N-2.

Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8955.

Very truly yours,

/s/ Bissie K. Bonner

Bissie K. Bonner

Enclosures

cc:	Bruce N. Alpert, The Gabelli Utility Trust
Andrea R. Mango, Esq., The Gabelli Utility Trust
John C. Ball, The Gabelli Utility Trust
P. Jay Spinola, Esq., Willkie Farr & Gallagher LLP

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